Balance Sheet Components - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer
Concentration Risk [Line Items]
Deferred revenue, current	$ 1.1	$ 3.3
Deferred revenue, long-term portion	0.4	0.4
Unearned revenue consists of payments received from customer	$ 4.1	$ 1.3
Credit Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Number of customers | Customer	2	2